Leases - Summary of carrying amounts of lease liabilities and the movements (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 16,180	¥ 19,633
Arising from business combination	5,289
New leases	4,516	7,263
Accretion of interest recognised during the year	783	1,089	¥ 1,097
Payments	(7,945)	(11,008)
Revision of a lease term arising from a change in the non-cancellable period of a lease		(797)
Disposals	(4,733)
Ending balance	14,090	16,180	19,633
Office Building [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	12,619	13,902
Arising from business combination	5,289
New leases	3,725	3,154
Accretion of interest recognised during the year	678	793
Payments	(6,049)	(5,230)
Revision of a lease term arising from a change in the non-cancellable period of a lease		0
Disposals	(3,849)
Ending balance	12,413	12,619	13,902
Charging stations [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,561	5,731
Arising from business combination	0
New leases	791	4,109
Accretion of interest recognised during the year	105	296
Payments	(1,896)	(5,778)
Revision of a lease term arising from a change in the non-cancellable period of a lease		(797)
Disposals	(884)
Ending balance	¥ 1,677	¥ 3,561	¥ 5,731